Income Taxes - Schedule of Provision For Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Canadian statutory income tax rate	24.10%	26.50%	27.00%
Income tax provision at statutory rate	$ (211)	$ 1,313	$ 951
UK PRT and other taxes	(25)	(76)	(3)
Impact of deductible UK PRT and other taxes on corporate income tax	11	32	3
Foreign and domestic tax rate differentials	(52)	(48)	6
Non-taxable portion of capital (gains) losses	(10)	(65)	142
Stock options exercised for common shares	(25)	47	(41)
Income tax rate and other legislative changes	0	(1,618)	0
Non-taxable gain on corporate acquisitions	(52)	0	(119)
Revisions arising from prior year tax filings	(62)	(41)	(136)
Change in unrecognized capital loss carryforward asset	(10)	(65)	142
Other	(2)	61	(14)
Income tax	$ (438)	$ (460)	$ 931